Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(6) Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset and liability in an orderly transaction between market participants at the measurement date. The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•
Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company had an interest rate swap, which fair value was measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and is valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts. The following table provides a summary by level of the fair value of financial instruments that are measured on a recurring basis:

(in millions)
		Fair Value Measurements at December 31, 2012 Using:
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$4.3	$—	$4.3	$—

(in millions)
		Fair Value Measurements at December 31, 2011 using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$2.6	$—	$2.6	$—

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term maturity of those instruments. Borrowings under the 2011 Credit Facility are at variable interest rates and accordingly their carrying amounts approximate fair value. Due to the fact that the Senior Notes were issued December 19, 2012, their carrying value approximates fair value. The Company also utilizes foreign currency forward contracts to manage the risk associated with exposures to foreign currency risk related to intercompany debt and associated interest payments. However, these foreign currency forward contracts are not material to the Consolidated Financial Statements.